TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 67.9%
	FIXED INCOME - 67.9%
4,900,000	iShares Broad USD High Yield Corporate Bond ETF				$184,436,000
197,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)				15,980,640
290,000	SPDR Bloomberg High Yield Bond ETF				28,367,800
1,000,000	SPDR Portfolio High Yield Bond ETF				23,820,000
490,000	Xtrackers USD High Yield Corporate Bond ETF				18,154,500
	TOTAL EXHNAGE-TRADED FUNDS (Cost $269,943,489)				270,758,940

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 31.3%
	AEROSPACE & DEFENSE — 0.5%
800,000	Rolls-Royce PLC(b)		5.7500	10/15/27	819,918
750,000	TransDigm, Inc.(b)		6.7500	08/15/28	763,522
750,000	TransDigm, Inc.(b)		6.3750	05/31/33	764,046
					2,347,486
	APPAREL & TEXTILE PRODUCTS — 0.1%
368,917	Beach Acquisition Bidco, LLC(b)		10.0000	07/15/33	406,590

	ASSET MANAGEMENT — 0.1%
400,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		9.0000	06/15/30	390,639

	AUTOMOTIVE — 1.2%
500,000	American Axle & Manufacturing, Inc.(b)		7.7500	10/15/33	514,359
500,000	Aston Martin Capital Holdings Ltd.(b)		10.0000	03/31/29	446,362
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	783,756
1,500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	1,772,665
500,000	Nissan Motor Company Ltd.(b)		4.8100	09/17/30	472,960
600,000	Tenneco, Inc.(b)		8.0000	11/17/28	603,896
					4,593,998
	BANKING — 1.4%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,219,957
1,000,000	Barclays PLC(c)	H15T1Y + 3.500%	7.4370	11/02/33	1,143,994
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,273,257

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	BANKING — 1.4% (Continued)
750,000	HSBC Holdings PLC(c)	SOFRRATE + 4.250%	8.1130	11/03/33	$877,657
1,000,000	Lloyds Banking Group PLC(c)	H15T1Y + 3.750%	7.9530	11/15/33	1,166,488
					5,681,353
	BEVERAGES — 0.9%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	2,565,751
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,088,071
					3,653,822
	BIOTECH & PHARMA — 0.7%
300,000	1261229 BC Ltd.(b)		10.0000	04/15/32	308,436
500,000	Bausch Health Companies, Inc.(b)		11.0000	09/30/28	520,198
1,000,000	Jazz Securities DAC(b)		4.3750	01/15/29	984,698
500,000	Merck & Company, Inc.		6.5000	12/01/33	561,703
300,000	Organon & Company / Organon Foreign Debt Co-Issuer(b)		5.1250	04/30/31	272,624
					2,647,659
	CABLE & SATELLITE — 1.6%
350,000	Altice Financing S.A.(b)		5.7500	08/15/29	252,148
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		5.1250	05/01/27	1,000,879
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)		4.7500	03/01/30	1,194,890
750,000	CSC Holdings, LLC(b)		11.7500	01/31/29	547,703
1,250,000	Directv Financing, LLC / Directv Financing, Inc.(b)		5.8750	08/15/27	1,256,708
1,000,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.(b)		10.0000	02/15/31	1,030,777
1,000,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	978,734
					6,261,839
	CHEMICALS — 0.4%
400,000	Olympus Water US Holding Corporation(b)		7.2500	02/15/33	397,831
550,000	Tronox, Inc.(b)		4.6250	03/15/29	424,028
350,000	Windsor Holdings III, LLC(b)		8.5000	06/15/30	369,233
600,000	WR Grace Holdings, LLC(b)		5.6250	08/15/29	573,830
					1,764,922
	COMMERCIAL SUPPORT SERVICES — 0.1%
400,000	Allied Universal Holdco, LLC(b)		7.8750	02/15/31	421,175

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	CONSTRUCTION MATERIALS — 0.3%
500,000	Quikrete Holdings, Inc.(b)	6.3750	03/01/32	$518,433
850,000	Standard Industries, Inc.(b)	4.3750	07/15/30	820,326
				1,338,759
	CONTAINERS & PACKAGING — 0.2%
400,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance PLC(b)	4.0000	09/01/29	380,210
500,000	Mauser Packaging Solutions Holding Company(b)	7.8750	04/15/27	484,081
				864,291
	DIVERSIFIED INDUSTRIALS — 0.6%
2,000,000	General Electric Company	6.7500	03/15/32	2,262,477

	E-COMMERCE DISCRETIONARY — 0.2%
800,000	Rakuten Group, Inc.(b)	9.7500	04/15/29	897,046

	ELECTRIC UTILITIES — 1.7%
1,000,000	Appalachian Power Company	7.0000	04/01/38	1,134,464
600,000	Calpine Corporation(b)	5.1250	03/15/28	600,121
1,000,000	Dominion Energy, Inc.	7.0000	06/15/38	1,131,875
700,000	FirstEnergy Corporation	3.9000	07/15/27	698,648
400,000	Lightning Power, LLC(b)	7.2500	08/15/32	425,932
350,000	NRG Energy, Inc.(b)	6.0000	01/15/36	353,822
190,000	PG&E Corporation	5.0000	07/01/28	189,830
750,000	Progress Energy, Inc.	7.7500	03/01/31	859,152
600,000	Talen Energy Supply, LLC(b)	8.6250	06/01/30	633,340
400,000	Vistra Operations Company, LLC(b)	7.7500	10/15/31	423,409
				6,450,593
	ELECTRICAL EQUIPMENT — 0.3%
500,000	Emerald Debt Merger Sub, LLC(b)	6.6250	12/15/30	518,142
500,000	Vertical US Newco, Inc.(b)	5.2500	07/15/27	500,875
				1,019,017
	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation	4.2500	09/15/28	397,304

	ENTERTAINMENT CONTENT — 0.4%
750,000	Univision Communications, Inc.(b)	7.3750	06/30/30	760,244

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	ENTERTAINMENT CONTENT — 0.4% (Continued)
650,000	Warnermedia Holdings, Inc.	4.2790	03/15/32	$572,163
400,000	Warnermedia Holdings, Inc.	5.0500	03/15/42	283,500
				1,615,907
	FOOD — 0.4%
300,000	Chobani, LLC / Chobani Finance Corp, Inc.(b)	7.6250	07/01/29	312,384
750,000	Kraft Heinz Foods Company	6.8750	01/26/39	840,281
350,000	Viking Baked Goods Acquisition Corporation(b)	8.6250	11/01/31	347,333
				1,499,998
	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation	5.4500	10/15/32	529,265

	HEALTH CARE FACILITIES & SERVICES — 1.0%
586,000	CHS/Community Health Systems, Inc.(b)	10.8750	01/15/32	631,564
1,000,000	DaVita, Inc.(b)	4.6250	06/01/30	962,652
500,000	Encompass Health Corporation	4.7500	02/01/30	498,014
400,000	IQVIA, Inc.(b)	6.2500	06/01/32	415,906
700,000	Tenet Healthcare Corporation	6.1250	10/01/28	701,105
900,000	Tenet Healthcare Corporation	6.1250	06/15/30	919,560
				4,128,801
	INDUSTRIAL SUPPORT SERVICES — 0.4%
650,000	United Rentals North America, Inc.	3.8750	11/15/27	644,879
750,000	United Rentals North America, Inc.	5.2500	01/15/30	758,518
				1,403,397
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
150,000	Coinbase Global, Inc.(b)	3.3750	10/01/28	143,295
3,000,000	Goldman Sachs Group, Inc. (The)	6.7500	10/01/37	3,335,831
250,000	Jane Street Group / JSG Finance, Inc.(b)	4.5000	11/15/29	246,285
500,000	Jefferies Financial Group, Inc.	6.4500	06/08/27	515,928
750,000	Morgan Stanley	7.2500	04/01/32	861,935
				5,103,274
	INSURANCE — 1.2%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(b)	6.7500	10/15/27	301,008
300,000	Ardonagh Finco Ltd.(b)	7.7500	02/15/31	310,760
550,000	Genworth Holdings, Inc.	6.5000	06/15/34	565,530

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	INSURANCE — 1.2% (Continued)
300,000	HUB International Ltd.(b)	7.2500	06/15/30	$313,148
350,000	HUB International Ltd.(b)	7.3750	01/31/32	366,864
300,000	Jones Deslauriers Insurance Management, Inc.(b)	8.5000	03/15/30	313,575
1,700,000	MetLife, Inc.	10.7500	08/01/39	2,270,275
400,000	Panther Escrow Issuer, LLC(b)	7.1250	06/01/31	412,245
				4,853,405
	INTERNET MEDIA & SERVICES — 0.4%
500,000	Netflix, Inc.	5.8750	11/15/28	524,677
1,000,000	Uber Technologies, Inc.(b)	4.5000	08/15/29	997,484
				1,522,161
	LEISURE FACILITIES & SERVICES — 2.5%
500,000	1011778 BC ULC / New Red Finance, Inc.(b)	3.8750	01/15/28	492,815
750,000	1011778 BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	714,844
500,000	Caesars Entertainment, Inc.(b)	7.0000	02/15/30	516,527
350,000	Carnival Corporation(b)	5.7500	08/01/32	359,920
900,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	833,763
1,000,000	KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC(b)	4.7500	06/01/27	1,002,185
700,000	Las Vegas Sands Corporation	3.9000	08/08/29	682,501
1,200,000	Live Nation Entertainment, Inc.(b)	6.5000	05/15/27	1,208,652
850,000	Melco Resorts Finance Ltd.(b)	5.3750	12/04/29	842,017
750,000	Midwest Gaming Borrower, LLC(b)	4.8750	05/01/29	737,041
500,000	NCL Corporation Ltd.(b)	6.7500	02/01/32	512,681
750,000	Royal Caribbean Cruises Ltd.(b)	6.2500	03/15/32	778,103
500,000	Royal Caribbean Cruises Ltd.(b)	6.0000	02/01/33	515,568
400,000	Voyager Parent, LLC(b)	9.2500	07/01/32	425,086
850,000	Wynn Macau Ltd.(b)	5.6250	08/26/28	849,059
				10,470,762
	MACHINERY — 0.2%
600,000	Hillenbrand, Inc.	3.7500	03/01/31	604,475

	MEDICAL EQUIPMENT & DEVICES — 0.9%
400,000	Avantor Funding, Inc.(b)	4.6250	07/15/28	397,105
950,000	Boston Scientific Corporation	7.3750	01/15/40	1,167,951
750,000	Koninklijke Philips N.V.	6.8750	03/11/38	850,721

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.9% (Continued)
1,000,000	Medline Borrower, L.P.(b)	3.8750	04/01/29	$979,410
				3,395,187
	METALS & MINING — 0.7%
500,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	483,513
750,000	Novelis Corporation(b)	4.7500	01/30/30	727,347
1,000,000	Vale Overseas Ltd.	8.2500	01/17/34	1,203,852
				2,414,712
	OIL & GAS PRODUCERS — 2.7%
500,000	Apache Corporation	5.1000	09/01/40	433,382
400,000	Cheniere Energy, Inc.	4.6250	10/15/28	400,018
1,150,000	Chesapeake Energy Corporation(b)	6.7500	04/15/29	1,155,610
400,000	Civitas Resources, Inc.(b)	8.7500	07/01/31	420,626
750,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)	5.5000	06/15/31	745,998
750,000	Occidental Petroleum Corporation	6.1250	01/01/31	793,442
1,000,000	Occidental Petroleum Corporation	6.4500	09/15/36	1,067,563
650,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	649,311
500,000	PBF Holding Company, LLC / PBF Finance Corporation(b)	9.8750	03/15/30	530,545
500,000	Rockcliff Energy II, LLC(b)	5.5000	10/15/29	494,850
600,000	Southwestern Energy Company	4.7500	02/01/32	594,582
400,000	Sunoco, L.P.(b)	5.6250	03/15/31	402,595
1,000,000	Tosco Corporation	8.1250	02/15/30	1,132,351
1,250,000	Venture Global LNG, Inc.(b)	8.3750	06/01/31	1,279,251
500,000	Venture Global LNG, Inc.(b)	9.8750	02/01/32	528,982
				10,629,106
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Nabors Industries, Inc.(b)	9.1250	01/31/30	1,056,785
750,000	Transocean, Inc.(b)	8.7500	02/15/30	782,264
500,000	Transocean, Inc.	7.5000	04/15/31	493,058
750,000	USA Compression Partners, L.P. / USA Compression Finance Corporation(b)	7.1250	03/15/29	776,921
400,000	Valaris Ltd.(b)	8.3750	04/30/30	418,197
184,000	Weatherford International Ltd.(b)	8.6250	04/30/30	188,461
				3,715,686
	PUBLISHING & BROADCASTING — 0.1%
450,000	Gray Media, Inc.(b)	10.5000	07/15/29	483,589

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.7%
500,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	$495,423
350,000	Millrose Properties, Inc.(b)	6.3750	08/01/30	357,489
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	296,042
750,000	SBA Communications Corporation	3.1250	02/01/29	716,478
300,000	Service Properties Trust(b)	8.6250	11/15/31	315,329
750,000	Simon Property Group, L.P.	6.7500	02/01/40	860,861
				3,041,622
	REAL ESTATE OWNERS & DEVELOPERS — 0.1%
300,000	Howard Hughes Corporation (The)(b)	4.3750	02/01/31	284,394

	RETAIL - DISCRETIONARY — 1.1%
400,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.(b)	5.3750	03/01/29	390,538
650,000	Builders FirstSource, Inc.(b)	4.2500	02/01/32	619,900
343,470	Carvana Company(b)	9.0000	06/01/31	377,533
800,000	Hertz Corporation (The)(b)	12.6250	07/15/29	805,925
500,000	Kohl’s Corporation	5.1250	05/01/31	428,397
209,000	Macy’s Retail Holdings, LLC(b)	5.8750	03/15/30	211,341
600,000	Queen MergerCo, Inc.(b)	6.7500	04/30/32	618,833
800,000	Staples, Inc.(b)	10.7500	09/01/29	786,876
				4,239,343
	SOFTWARE — 1.1%
500,000	AthenaHealth Group, Inc.(b)	6.5000	02/15/30	485,427
650,000	Cloud Software Group, Inc.(b)	6.5000	03/31/29	647,165
350,000	CoreWeave, Inc.(b)	9.0000	02/01/31	339,504
400,000	McAfee Corporation(b)	7.3750	02/15/30	317,152
3,000,000	Microsoft Corporation	2.9210	03/17/52	1,960,563
1,000,000	UKG, Inc.(b)	6.8750	02/01/31	999,992
				4,749,803
	SPECIALTY FINANCE — 1.0%
400,000	Ally Financial, Inc.	6.7000	02/14/33	417,304
350,000	Freedom Mortgage Holdings, LLC(b)	9.2500	02/01/29	366,394
300,000	Midcap Financial Issuer Trust(b)	6.5000	05/01/28	300,723

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	SPECIALTY FINANCE — 1.0% (Continued)
300,000	Nationstar Mortgage Holdings, Inc.(b)	7.1250	02/01/32	$300,000
300,000	Navient Corporation	5.5000	03/15/29	293,632
350,000	OneMain Finance Corporation	6.6250	05/15/29	361,226
400,000	PennyMac Financial Services, Inc.(b)	6.8750	05/15/32	408,774
600,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer(b)	3.8750	03/01/31	562,734
800,000	Starwood Property Trust, Inc.(b)	4.3750	01/15/27	795,183
				3,805,970
	STEEL — 0.4%
700,000	Cleveland-Cliffs, Inc.(b)	6.7500	04/15/30	716,422
750,000	Cleveland-Cliffs, Inc.(b)	7.0000	03/15/32	770,591
				1,487,013
	TECHNOLOGY HARDWARE — 0.4%
750,000	Dell International, LLC / EMC Corporation	8.1000	07/15/36	901,513
500,000	Seagate HDD Cayman	9.6250	12/01/32	566,845
				1,468,358
	TECHNOLOGY SERVICES — 0.4%
500,000	Block, Inc.	3.5000	06/01/31	467,935
500,000	Neptune Bidco US, Inc.(b)	9.2900	04/15/29	513,817
500,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.(b)	6.7500	08/15/32	510,442
				1,492,194
	TELECOMMUNICATIONS — 1.7%
800,000	CenturyLink, Inc.(b)	4.5000	01/15/29	753,575
500,000	Connect Finco SARL / Connect US Finco, LLC(b)	9.0000	09/15/29	531,281
2,000,000	Deutsche Telekom International Finance BV	9.2500	06/01/32	2,497,577
500,000	Frontier Communications Holdings, LLC(b)	8.7500	05/15/30	516,103
1,000,000	Sprint Capital Corporation	8.7500	03/15/32	1,211,826
400,000	Telecom Italia Capital S.A.	6.3750	11/15/33	419,597
400,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(b)	8.2500	10/01/31	419,241
350,000	WULF Compute, LLC(b)	7.7500	10/15/30	365,323
				6,714,523
	TRANSPORTATION & LOGISTICS — 0.5%
83,334	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	83,440
750,000	Canadian Pacific Railway Company	7.1250	10/15/31	849,582
400,000	Delta Air Lines, Inc.	3.7500	10/28/29	391,786

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	TRANSPORTATION & LOGISTICS — 0.5% (Continued)
400,000	JetBlue Airways Corp. / JetBlue Loyalty, L.P.(b)	9.8750	09/20/31	$402,527
400,000	United Airlines, Inc.(b)	4.6250	04/15/29	399,821
				2,127,156
	WHOLESALE - CONSUMER STAPLES — 0.2%
500,000	C&S Group Enterprises, LLC(b)	5.0000	12/15/28	471,346
400,000	US Foods, Inc.(b)	4.7500	02/15/29	399,711
				871,057
	WHOLESALE - DISCRETIONARY — 0.1%
300,000	Verde Purchaser, LLC(b)	10.5000	11/30/30	321,536

	TOTAL CORPORATE BONDS (Cost $121,269,896)			124,371,664

Shares
	SHORT-TERM INVESTMENTS — 4.1%
	COLLATERAL FOR SECURITIES LOANED - 4.1%
16,160,030	State Street Institutional US Government Money Market Fund, Premium Class, 3.63% (Cost $16,160,030)(d),(e)			16,160,030

	TOTAL INVESTMENTS - 103.3% (Cost $407,373,415)			$411,290,634
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%			(13,317,815)
	NET ASSETS - 100.0%			$397,972,819

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2026 was $15,858,960.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 68,318,144 or 17.2% of net assets.

(c)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $16,160,030 at January 31, 2026.

(e)	Rate disclosed is the seven day effective yield as of January 31, 2026.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 98.1%
372,300	Vanguard FTSE Developed Markets ETF					$24,646,260
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,483,948)

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
72	CME E-Mini Standard & Poor’s 500 Index Future	EDF	03/20/2026	$6,000	$25,076,700	$64,800
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $83,069)

	TOTAL INVESTMENTS - 98.4% (Cost $18,567,017)					$24,711,060
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%					408,678
	NET ASSETS - 100.0%					$25,119,738

ETF	- Exchange-Traded Fund

EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 80.0%
	U.S. TREASURY BILLS — 80.0%
50,500,000	United States Treasury Bill(a)			3.59	02/03/26	$50,494,960
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $50,490,489)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
182	CME E-Mini Standard & Poor’s 500 Index Future	EDF	03/20/2026	$6,000	$63,388,325	$163,800
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $209,981)

	TOTAL INVESTMENTS - 80.3% (Cost $50,700,470)					$50,658,760
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.7%					12,395,145
	NET ASSETS - 100.0%					$63,053,905

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
37	CME E-Mini NASDAQ 100 Index Future		EDF	03/23/2026	$18,995,800	$247,725
126	CME E-Mini Standard & Poor’s 500 Index Future		EDF	03/23/2026	43,884,225	548,585
	TOTAL FUTURES CONTRACTS					$796,310

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.5%
	U.S. TREASURY BILLS — 79.5%
22,500,000	United States Treasury Bill(a)			3.59	02/03/26	$22,497,754
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $22,495,763)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
217	CME E-mini Russell 2000 Index Future	EDF	03/20/2026	$2,250	$28,476,910	$100,905
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $98,195)

	TOTAL INVESTMENTS - 79.9% (Cost $22,593,958)					$22,598,659
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.1%					5,694,644
	NET ASSETS - 100.0%					$28,293,303

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
107	CME E-mini Russell 2000 Index Future		EDF	03/23/2026	$14,041,610	$378,699
41	CME E-Mini Standard & Poor’s MidCap 400 Index Future		EDF	03/23/2026	14,134,750	315,944
	TOTAL FUTURES CONTRACTS					$694,643

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	FIXED INCOME - 100.0%
43,000	iShares AAA CLO Active ETF	$2,237,935
404,000	iShares Broad USD High Yield Corporate Bond ETF	15,206,560
55,500	iShares Core U.S. Aggregate Bond ETF	5,557,215
43,700	iShares Floating Rate Bond ETF	2,230,448
42,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)	3,407,040
131,000	PGIM AAA CLO ETF	6,751,740
37,000	SPDR Bloomberg High Yield Bond ETF	3,619,340
75,000	Vanguard Total Bond Market ETF	5,567,250
	TOTAL EXCHNAGE-TRADED FUNDS (Cost $44,208,228)	44,577,528

	SHORT-TERM INVESTMENTS — 7.4%
	COLLATERAL FOR SECURITIES LOANED - 7.4%
3,306,400	State Street Institutional US Government Money Market Fund, Premier Class, 3.63% (Cost $3,306,400)(b),(c)	3,306,400

	TOTAL INVESTMENTS - 107.4% (Cost $47,514,628)	$47,883,928
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4)%	(3,305,608)
	NET ASSETS - 100.0%	$44,578,320

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2026 was $3,224,800.

(b)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $3,306,400 at January 31, 2026.

(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 80.0%
	U.S. TREASURY BILLS — 80.0%
57,000,000	United States Treasury Bill(a)			3.59	02/03/26	$56,994,311
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $56,989,265)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 7.5%
	PUT OPTIONS PURCHASED - 7.5%
211	CME E-Mini Standard & Poor’s 500 Index Future	EDF	12/17/2027	$6,800	$77,310,400	$5,296,100
107	CME E-Mini Standard & Poor’s 500 Index Future	EDF	03/20/2026	5,850	37,266,763	76,238
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $5,552,607)					5,372,338

	TOTAL INVESTMENTS - 87.5% (Cost $62,541,872)					$62,366,649
	PUT OPTIONS WRITTEN - (0.7)% (Premiums received - $607,211)					(517,613)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.2%					9,404,384
	NET ASSETS - 100.0%					$71,253,420

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN FUTURE OPTIONS - (0.7)%
	PUT OPTIONS WRITTEN - (0.7)%
107	CME E-Mini Standard & Poor’s 500 Index Future	EDF	03/20/2026	$6,800	$37,266,763	$517,613
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $607,211)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
205	CME E-Mini Standard & Poor’s 500 Index Future	EDF	03/23/2026	$71,398,938	$892,539
	TOTAL FUTURES CONTRACTS

EDF	- ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(b)	Each contract is equivalent to one futures contract.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.